Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Current Assets
Cash	$ 974,632	$ 878,803	$ 585,654		$ 1,172,581
Accounts Receivable, net	29,156	28,611		$ 9,070
Inventory	3,598	1,977
Other receivables	59,213	41,203
Convertible note receivable - related party	324,521			198,125
Investment security – related party	141,667
Prepaid expenses	15,779	6,862
Other current assets			117,500		9,043
Total Current Assets	1,548,566	957,456	703,154		1,194,624
Non-Current Assets
Property and Equipment, net	113,520	129,230		166,338
Cash and marketable securities held in Trust Account	24,874	21,000,000	21,252,639		88,102,610
Deposits	411,860	298,324
Operating lease right-of-use assets, net	459,339	598,508
Total Non-Current Assets	1,009,593	1,026,062
TOTAL ASSETS	2,558,159	1,983,518	21,955,793		89,297,234
Current Liabilities
Accounts payable and accrued expenses	602,624	137,199	632,270	60,771	376,541
Accrued commissions	81,634	85,206
Operating lease liabilities - Current	362,343	429,687
Deferred underwriting fee payable
Notes payable - current	279,795
Extension Loan – Related Party			205,305
Deferred revenue
Total Current Liabilities	4,468,314	2,770,587	837,575		376,541
Non-Current Liabilities
Investment in associate, related party
Operating lease liabilities - Non-current	110,344	182,380
Notes payable - non-current	947,500
Deferred underwriting compensation			3,018,750		3,018,750
Total Non-Current Liabilities	1,057,844	182,380
Total liabilities		2,952,967	3,856,325		3,395,291
Commitments and Contingencies
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 and 8,625,000 shares (at approximately $10.35 and $10.20 per share) as of November 30, 2023 and November 30, 2022, respectively			20,457,011		87,934,212
Stockholders’ (Deficit) Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2023 and 2022
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022	1,623	10
Additional paid-in capital	1,078,343
Accumulated other comprehensive loss	(110,223)	(197,040)		(200,039)
(Accumulated deficit) Retained earnings	(4,102,241)	(781,085)	(2,357,806)	873,306	(2,032,532)
Total HWH International Inc. Stockholders’ (deficit) equity	(3,132,498)	(978,115)	(2,357,543)		(2,032,269)
Non-controlling interests	164,499	8,666		4,836
Total Stockholders’ (Deficit) Equity	(2,967,999)	(969,449)	(2,357,543)	(1,805,434)	(2,032,269)
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY	2,558,159	1,983,518	21,955,793		89,297,234
Total Liabilities		2,952,967	3,856,325		3,395,291
Common Class A [Member]
Stockholders’ (Deficit) Equity
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022			47		47
Common Class B [Member]
Stockholders’ (Deficit) Equity
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022			216		216
Related Party [Member]
Current Liabilities
Due to related parties, net	$ 3,141,918	2,118,495
Sponsor [Member]
Current Assets
Other receivables					$ 13,000
Restatement [Member]
Current Assets
Cash		1,159,201		1,651,088
Accounts Receivable, net		28,611		9,070
Inventory		1,977		34,126
Other receivables		41,203		35,717
Convertible note receivable - related party				198,125
Investment security – related party
Prepaid expenses		106,862		17,828
Total Current Assets		1,337,854		1,945,954
Non-Current Assets
Property and Equipment, net		129,230		166,338
Cash and marketable securities held in Trust Account		21,346,768
Deposits		298,324		305,036
Operating lease right-of-use assets, net		598,508		973,069
Total Non-Current Assets		22,372,830		1,599,812
TOTAL ASSETS		23,710,684		3,545,766
Current Liabilities
Accounts payable and accrued expenses		167,355		60,771
Accrued commissions		85,206		143,383
Operating lease liabilities - Current		429,687		419,303
Deferred underwriting fee payable		3,018,750
Notes payable - current
Deferred revenue				21,198
Total Current Liabilities		6,024,798		2,308,323
Non-Current Liabilities
Investment in associate, related party				155,369
Operating lease liabilities - Non-current		182,380		559,330
Notes payable - non-current
Total Non-Current Liabilities		182,380		559,330
Total liabilities				2,867,653
Commitments and Contingencies
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 and 8,625,000 shares (at approximately $10.35 and $10.20 per share) as of November 30, 2023 and November 30, 2022, respectively		20,457,011
Stockholders’ (Deficit) Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2023 and 2022
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022		1		10
Additional paid-in capital		9
Accumulated other comprehensive loss		(197,041)		(200,039)
(Accumulated deficit) Retained earnings		(2,765,403)		873,306
Total HWH International Inc. Stockholders’ (deficit) equity		(2,962,171)		673,277
Non-controlling interests		8,666		4,836
Total Stockholders’ (Deficit) Equity		(2,953,505)		678,113
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY		23,710,684		3,545,766
Total Liabilities				2,867,653
Restatement [Member] | Common Class A [Member]
Stockholders’ (Deficit) Equity
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022		47
Restatement [Member] | Common Class B [Member]
Stockholders’ (Deficit) Equity
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022		216
Restatement [Member] | Related Party [Member]
Current Liabilities
Due to related parties, net		$ 2,323,800		$ 1,663,668